Scope of consolidation - Disclosure of impact of reclassifications made in the Consolidated Statement of Financial Position to align the presentation adopted by Stellantis (Details) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets
Goodwill and intangible assets with indefinite useful lives	€ 29,921	€ 6,327	[1]	€ 6,297
Other intangible assets	16,635	8,694	[1]
Property, plant and equipment	35,488	15,983	[1]
Equity method investments	6,022	3,152	[1]
Non-current financial assets	607	412	[1]
Other non-current assets and prepaid expenses	6,266	2,095	[1]
Deferred tax assets	1,927	1,096	[1]
Tax receivables	105	0	[1]
Total Non-current assets	96,971	37,759	[1]
Inventories	11,361	5,366	[1]
Assets sold with a buy-back commitment	2,134	793	[1]
Trade receivables	2,998	4,923	[1]
Tax receivables	285	216	[1]
Other current assets and prepaid expenses	6,362	2,393	[1]
Other receivables	4,801	1,408
Derivative financial instruments on operating - assets	641	115
Current financial assets	1,903	935	[1]
Cash and cash equivalents	49,629	22,893	[1]
Assets held for sale	123	7	[1]
Total current assets		37,526
Total Current assets	74,795	37,526	[1]
Assets held for sale		0
Total Assets	171,766	75,285	[1]
Equity
Equity attributable to owners of the parent	55,907	21,293
Non-controlling interests	400	2,580	[1]
Total Equity	56,307	23,873	[1]	€ 21,801	€ 19,596
Non-current financial liabilities		0
Long-term debt	22,624	11,068	[1]
Other non-current financial liabilities	6	17	[1]
Other non-current liabilities	7,696	4,681	[1]
Non-current provisions	7,270	1,610	[1]
Employee benefits liabilities	8,065	1,463	[1]
Tax liabilities	567	312	[1]
Deferred tax liabilities	4,374	801	[1]
Total Non-current liabilities	50,602	19,952	[1]
Short-term debt and current portion of long-term debt	10,958	2,635	[1]
Current provisions	9,909	4,114	[1]
Employee benefit liabilities	684	50	[1]
Trade payables	28,181	15,955	[1]
Tax liabilities	546	128	[1]
Other liabilities	14,439	8,569	[1]
Derivative financial instruments on operating - liabilities	374	42
Other current financial liabilities	89	9	[1]
Liabilities held for sale	51	0	[1]
Total Current liabilities	64,857	31,460	[1]
Total Equity and liabilities	€ 171,766	75,285	[1]
Faurecia S.E
Assets
Goodwill and intangible assets with indefinite useful lives		2,368
Other intangible assets		2,668
Property, plant and equipment		3,727
Equity method investments		177
Non-current financial assets		(1,196)
Other non-current assets and prepaid expenses		604
Deferred tax assets		475
Tax receivables		0
Total Non-current assets		8,823
Inventories		1,677
Assets sold with a buy-back commitment		0
Trade receivables		3,065
Tax receivables		54
Other current assets and prepaid expenses		635
Current financial assets		5
Cash and cash equivalents		3,091
Assets held for sale		0
Total Current assets		8,527
Total Assets		17,350
Equity
Retained earnings and other accumulated equity, excluding non-controlling interests		96
Equity attributable to owners of the parent		0
Non-controlling interests		2,459
Total Equity		2,555
Long-term debt		5,008
Other non-current financial liabilities		12
Other non-current liabilities		117
Non-current provisions		63
Employee benefits liabilities		483
Tax liabilities		0
Deferred tax liabilities		81
Total Non-current liabilities		5,764
Short-term debt and current portion of long-term debt		1,480
Current provisions		245
Employee benefit liabilities		32
Trade payables		5,703
Tax liabilities		74
Other liabilities		1,489
Other current financial liabilities		8
Liabilities held for sale		0
Total Current liabilities		9,031
Total Equity and liabilities		17,350
Previously reported
Assets
Goodwill		4,364
Goodwill and intangible assets with indefinite useful lives		0
Other intangible assets		10,658
Property, plant and equipment		16,776
Equity method Investments - manufacturing and sales companies		520
Equity method investments - finance companies		2,632
Equity method investments		0
Other non-current financial assets - manufacturing and sales companies		721
Other non-current financial assets - finance companies		0
Non-current financial assets		0
Other non-current assets and prepaid expenses		1,485
Deferred tax assets		1,096
Tax receivables
Total Non-current assets		38,252
Loans and receivables - finance companies		31
Short-term investments - finance companies		67
Inventories		5,366
Assets sold with a buy-back commitment		0
Trade receivables		3,147
Tax receivables		216
Other receivables		2,789
Derivative financial instruments on operating - assets		115
Operating assets		11,731
Current financial assets		627
Cash and cash equivalents - manufacturing and sales companies		22,303
Cash and cash equivalents - finance companies		590
Cash and cash equivalents		0
Assets held for sale		0
Total current assets		35,251
Assets held for sale		7
Total Assets		73,510
Equity
Share capital		895
Treasury shares		183
Retained earnings and other accumulated equity, excluding non-controlling interests		20,582
Non-controlling interests		2,580
Total Equity		23,874
Non-current financial liabilities		11,083
Long-term debt		0
Other non-current financial liabilities		0
Other non-current liabilities		5,361
Non-current provisions		1,578
Employee benefits liabilities		0
Tax liabilities		0
Deferred tax liabilities		801
Total Non-current liabilities		18,823
Financing liabilities - finance companies		236
Short-term debt and current portion of long-term debt		0
Current provisions		3,808
Employee benefit liabilities		0
Trade payables		15,166
Tax liabilities		440
Other liabilities		8,712
Derivative financial instruments on operating - liabilities		42
Operating liabilities		28,404
Other current financial liabilities		2,409
Liabilities held for sale		0
Total Current liabilities		30,813
Total Equity and liabilities		73,510
Reclassifications
Assets
Goodwill		(4,364)
Goodwill and intangible assets with indefinite useful lives		6,327
Other intangible assets		(1,964)
Property, plant and equipment		(793)
Equity method Investments - manufacturing and sales companies		(520)
Equity method investments - finance companies		(2,632)
Equity method investments		3,152
Other non-current financial assets - manufacturing and sales companies		(721)
Other non-current financial assets - finance companies		0
Non-current financial assets		412
Other non-current assets and prepaid expenses		610
Deferred tax assets		0
Tax receivables		0
Total Non-current assets		(493)
Loans and receivables - finance companies		(31)
Short-term investments - finance companies		(67)
Inventories		0
Assets sold with a buy-back commitment		793
Trade receivables		1,776
Tax receivables		0
Other current assets and prepaid expenses		2,393
Other receivables		(2,789)
Derivative financial instruments on operating - assets		(115)
Operating assets		0
Current financial assets		308
Cash and cash equivalents - manufacturing and sales companies		(22,303)
Cash and cash equivalents - finance companies		(590)
Cash and cash equivalents		22,893
Assets held for sale		7
Total current assets		2,275
Assets held for sale		(7)
Total Assets		1,775
Equity
Share capital		(895)
Treasury shares		(183)
Retained earnings and other accumulated equity, excluding non-controlling interests		(20,582)
Equity attributable to owners of the parent		21,293
Non-controlling interests		0
Total Equity		(1)
Non-current financial liabilities		(11,083)
Long-term debt		11,068
Other non-current financial liabilities		17
Other non-current liabilities		(680)
Non-current provisions		32
Employee benefits liabilities		1,463
Tax liabilities		312
Deferred tax liabilities		0
Total Non-current liabilities		1,129
Financing liabilities - finance companies		(236)
Short-term debt and current portion of long-term debt		2,635
Current provisions		306
Employee benefit liabilities		50
Trade payables		789
Tax liabilities		(312)
Other liabilities		(143)
Derivative financial instruments on operating - liabilities		(42)
Operating liabilities		0
Other current financial liabilities		(2,400)
Liabilities held for sale		0
Total Current liabilities		647
Total Equity and liabilities		€ 1,775

[1]	Refer to Note 3, Scope of consolidation